Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associate and joint ventures
Non-current assets	$ 50,204	$ 49,264	$ 44,049
Current assets	13,150	13,262	16,007
Current liabilities	(16,383)	(15,256)	(14,869)
Net assets/(liabilities)	16,642	16,669	18,509
Amount attributable to AstraZeneca	(14,960)	(14,854)	(18,490)
Total investments in subsidiaries, joint ventures and associates	103	99	85	$ 59
Associate and joint ventures
Disclosure of associate and joint ventures
Non-current assets	207	144	123
Current assets	158	128	75
Current liabilities	(41)	(20)	(11)
Net assets/(liabilities)	324	252	187
Amount attributable to AstraZeneca	117	125	93
Exchange adjustments	(14)	(26)	(8)
Total investments in subsidiaries, joint ventures and associates	$ 103	$ 99	$ 85